Summary of Significant Accounting Policies - Schedule of Changes to Accumulated Other Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 18,006,418	$ 585,007
Current period other comprehensive loss	(429,477)	113,176
Ending Balance	31,128,293	18,006,418
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(843,097)	(956,273)
Current period other comprehensive loss	(429,477)	113,176
Ending Balance	(1,272,574)	(843,097)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(843,097)	(956,273)
Current period other comprehensive loss	(429,477)	113,176
Ending Balance	$ (1,272,574)	$ (843,097)